Mezzanine Equity - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares
Redeemable Noncontrolling Interest [Line Items]
Temporary equity accretion to redemption value adjustment	¥ 78,361	$ 11,205	¥ 57,136		¥ 15,457
Redeemable Convertible Preferred Stock [Member] | Smart Cold Chain Freight Limited [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary equity stock issued during period shares new issues | shares	5,557,608	5,557,608	7,259,939	7,259,939	7,259,939	7,259,939
Redeemable convertible preferred shares total consideration	¥ 106,000	$ 15,000	¥ 109,000	$ 15,000	¥ 112,000	$ 16,000
Prepayment proceeds from issuance of redeemable convertible preferred stock	¥ 100,000		90,000
Redeemable Convertible Preferred Stock [Member] | Preferred Stock [Member] | Smart Cold Chain Freight Limited [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary equity stock issued during period shares new issues | shares	6,495,252	6,495,252
Redeemable convertible preferred shares total consideration	¥ 121,000	$ 17,000
Subscription receivable from issuance of redeemable convertible preferred stock	20,000
Accrued Liabilities and Other Liabilities Current [Member] | Redeemable Convertible Preferred Stock [Member] | Smart Cold Chain Freight Limited [Member]
Redeemable Noncontrolling Interest [Line Items]
Prepayment proceeds from issuance of redeemable convertible preferred stock	¥ 20,000		¥ 100,000		¥ 90,000